SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2022
SHARE OPTIONS
Schedule of assumptions used for estimating the fair value of each option granted on the date of grant

	Year ended December 31,
	2020	2021	2022
Risk-free interest rate per annum	0.12%	1.56%	4.43%
Exercise multiple	2.8	2.8	2.8
Expected volatility	91.3%	79.5%	79.0%
Expected dividend yield	0%	0%	0%
Fair value of ordinary shares	$0.935	$0.45	$0.369
Expected terms (in years)	1	10	10

(1)	Risk-free interest rates

Summary of the stock option activity under the 2008 Plan

		Weighted average
		exercise price
	Options granted	per option

Outstanding at January 1, 2022	3,125,300	$0.43
Granted	1,300,000	$0.25
Exercised	—	$—
Forfeited	(1,400)	$2.25
Outstanding at December 31, 2022	4,423,900	$0.38

Summary of information regarding the share options granted

	As of December 31, 2022
			Weighted-
		Weighted-	average remaining	Weighted-
		average exercise	contractual	Average
	Options Number	price per option	life (years)	intrinsic value

Options
Outstanding	4,423,900	$0.38	8.32	$0.10
Exercisable	4,423,900	$0.38	8.32	$0.10
Expected to vest	—	$—	—	$—